UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
Banks — 2.3%
Umpqua Holdings Corp.	7,684,678	$141,090,688
Westamerica Bancorporation(1)	1,433,011	80,305,936

		$221,396,624

Building Products — 2.3%
Lennox International, Inc.	1,209,217	$222,060,610

		$222,060,610

Capital Markets — 9.0%
Affiliated Managers Group, Inc.	1,343,738	$222,872,384
Artisan Partners Asset Management, Inc., Class A	1,326,774	40,731,962
FactSet Research Systems, Inc.	932,778	155,009,048
Morningstar, Inc.	2,017,227	158,029,563
SEI Investments Co.	5,661,765	304,489,722

		$881,132,679

Chemicals — 1.1%
RPM International, Inc.	2,046,501	$111,636,630

		$111,636,630

Commercial Services & Supplies — 1.3%
Copart, Inc.(2)	3,993,178	$126,943,129

		$126,943,129

Containers & Packaging — 2.2%
AptarGroup, Inc.	2,429,186	$210,999,096

		$210,999,096

Diversified Consumer Services — 1.7%
ServiceMaster Global Holdings, Inc.(2)	4,311,196	$168,955,771

		$168,955,771

Electrical Equipment — 2.4%
Acuity Brands, Inc.	1,170,663	$237,972,375

		$237,972,375

Electronic Equipment, Instruments & Components — 5.4%
CDW Corp.	4,353,601	$272,230,671
FLIR Systems, Inc.	3,059,140	106,029,792
Trimble, Inc.(2)	4,211,615	150,228,307

		$528,488,770

Health Care Equipment & Supplies — 7.7%
Dentsply Sirona, Inc.	3,846,216	$249,388,645
Teleflex, Inc.	1,951,812	405,508,461
Varian Medical Systems, Inc.(2)	958,709	98,929,182

		$753,826,288

Security	Shares	Value
Health Care Providers & Services — 1.2%
Henry Schein, Inc.(2)	656,872	$120,220,713

		$120,220,713

Hotels, Restaurants & Leisure — 3.0%
Aramark	7,293,866	$298,902,629

		$298,902,629

Household Products — 1.5%
Church & Dwight Co., Inc.	2,889,640	$149,914,523

		$149,914,523

Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	2,436,441	$232,436,471

		$232,436,471

Insurance — 6.0%
Markel Corp.(2)	389,386	$379,986,222
WR Berkley Corp.	2,955,241	204,414,020

		$584,400,242

IT Services — 8.0%
Broadridge Financial Solutions, Inc.	2,085,531	$157,582,722
Gartner, Inc.(2)	1,535,722	189,677,024
Jack Henry & Associates, Inc.	2,148,409	223,155,243
WEX, Inc.(2)	2,036,976	212,395,488

		$782,810,477

Life Sciences Tools & Services — 4.4%
Bio-Rad Laboratories, Inc., Class A(1)(2)	1,231,302	$278,655,956
Bio-Techne Corp.	1,278,166	150,184,505

		$428,840,461

Machinery — 6.7%
Donaldson Co., Inc.	2,466,688	$112,332,971
Graco, Inc.	1,085,943	118,671,851
IDEX Corp.	2,180,715	246,442,602
Nordson Corp.	1,477,133	179,205,776

		$656,653,200

Marine — 2.2%
Kirby Corp.(1)(2)	3,155,908	$210,972,450

		$210,972,450

Professional Services — 3.1%
TransUnion(2)	6,942,544	$300,681,581

		$300,681,581

Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.	1,215,040	$151,880,000

		$151,880,000

Road & Rail — 4.2%
J.B. Hunt Transport Services, Inc.	2,969,083	$271,314,804
Landstar System, Inc.	1,678,518	143,681,141

		$414,995,945

Security	Shares	Value
Software — 11.5%
ANSYS, Inc.(2)	3,165,497	$385,177,675
Blackbaud, Inc.(1)	2,878,519	246,833,004
Fair Isaac Corp.(1)	1,813,604	252,834,534
Manhattan Associates, Inc.(1)(2)	5,017,586	241,145,183

		$1,125,990,396

Specialty Retail — 1.9%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$189,662,006

		$189,662,006

Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.	2,448,467	$142,157,994

		$142,157,994

Total Common Stocks (identified cost $6,261,561,646)		$9,253,931,060

Short-Term Investments — 5.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	553,809,714	$553,920,476

Total Short-Term Investments (identified cost $553,974,233)		$553,920,476

Total Investments — 100.0% (identified cost $6,815,535,879)		$9,807,851,536

Other Assets, Less Liabilities — (0.0)%(4)		$(2,712,272)

Net Assets — 100.0%		$9,805,139,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2017 was $3,251,111.

(4)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,816,174,205

Gross unrealized appreciation	$3,063,360,314
Gross unrealized depreciation	(71,682,983)

Net unrealized appreciation	$2,991,677,331

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended June 30, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	$278,655,956		$—	$—	$76,956,376
Blackbaud, Inc.	2,878,519	—	—	2,878,519	246,833,004		1,036,267	—	55,872,054
CLARCOR, Inc.	2,502,134	—	(2,502,134)	—	—	(1)	1,130,003	81,136,794	(36,536,620)
Fair Isaac Corp.	1,671,417	142,187	—	1,813,604	252,834,534		66,857	—	25,625,477
Kirby Corp.	2,818,925	336,983	—	3,155,908	210,972,450		—	—	13,024,557
Manhattan Associates, Inc.	2,740,704	2,276,882	—	5,017,586	241,145,183		—	—	(35,510,618)
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	189,662,006		—	—	(50,857,516)
Westamerica Bancorporation	1,433,011	—	—	1,433,011	80,305,936		1,676,623	—	7,394,336

					$1,500,409,069		$3,909,750	$81,136,794	$55,968,046

(1)	Company is no longer an affiliate as of June 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$9,253,931,060	*	$—	$—	$9,253,931,060
Short-Term Investments	—		553,920,476	—	553,920,476
Total Investments	$9,253,931,060		$553,920,476	$—	$9,807,851,536

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017